UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08
                                               --------

Check here if Amendment [  ]; Amendment Number:_____
 This Amendment (check only one ):  [  ] is a restatement.
                                    [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      PartnerRe Asset Management Corporation
Address:   One Greenwich Plaza
           Greenwich, CT 06830

Form 13F File Number:  28- 11245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon LaBerge
Title:     Chief Operating Officer
Phone:     203-485-4557

Signature, Place, and Date of Signing:

/s/ Jon LaBerge                     Greenwich, CT             02/13/09
------------------                  -------------              -------
  [signature]                         [City, State]             [Date]

Report Type (Check only one ):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s) )

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section ]

     Form 13F File Number  Name

     28-
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                            --------------

Form 13F Information Table Entry Total:     128
                                            --------------

Form 13F Information Table Value Total:     326,427
                                            ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.               Form 13F File Number               Name

                  28-

[Repeat as necessary.]





                           FORM 13F INFORMATION TABLE

------------------------------- --------------- ------------ ------- ------- ---- ---- ------------ --------- ------ ------- ------
                                 Title                               Shrs                                     Voting  Voting  Voting
                                 Of                                  or       Sh/ Put/  Investment   Other     Auth    Auth   Auth
              NameOfIssuer       Class           CUSIP       Value   PrnAmt   Prn CALL  Discretion   Managers  Sole    Shared None
------------------------------- ---------------- ----------- ------- ------- ---- ----- ------------ --------- ------ ------- -----

3M CO                             COM             88579Y101   3211     55800   SH          Sole      None       55800      0   0
ABBOTT LABS                       COM             002824100   6068    113700   SH          Sole      None      113700      0   0
ADVANCE AUTO PARTS INC            COM             00751Y106   1326     39400   SH          Sole      None       39400      0   0
ALLSTATE CORP                     COM             020002101   2129     65000   SH          Sole      None       65000      0   0
ALTRIA GROUP INC                  COM             02209S103   1577    104700   SH          Sole      None      104700      0   0
ANADARKO PETE CORP                COM             032511107   2463     63900   SH          Sole      None       63900      0   0
ANALOG DEVICES INC                COM             032654105    820     43100   SH          Sole      None       43100      0   0
APPLE INC                         COM             037833100   1528     17900   SH          Sole      None       17900      0   0
APPLIED MATLS INC                 COM             038222105    770     76000   SH          Sole      None       76000      0   0
ARCHER DANIELS MIDLAND CO         COM             039483102    898     31150   SH          Sole      None       31150      0   0
AT&T INC                          COM             00206R102   6261    219700   SH          Sole      None      219700      0   0
AVERY DENNISON CORP               COM             053611109    493     15050   SH          Sole      None       15050      0   0
BANCO BRADESCO S A                SP ADR PFD NEW  059460303    475     48101   SH          Sole      None       48101      0   0
BANCO ITAU HLDG FINANCIERA S      SP ADR 500 PFD  059602201    537     46295   SH          Sole      None       46295      0   0
BANK OF AMERICA CORPORATION       COM             060505104   1366     97000   SH          Sole      None       97000      0   0
BANK OF NEW YORK MELLON CORP      COM             064058100   2133     75300   SH          Sole      None       75300      0   0
BAXTER INTL INC                   COM             071813109   2095     39100   SH          Sole      None       39100      0   0
BE AEROSPACE INC                  COM             073302101    941    122400   SH          Sole      None      122400      0   0
BED BATH & BEYOND INC             COM             075896100    508     20000   SH          Sole      None       20000      0   0
BROWN FORMAN CORP                 CL B            115637209    606     11760   SH          Sole      None       11760      0   0
CACI INTL INC                     CL A            127190304    676     15000   SH          Sole      None       15000      0   0
CHEVRON CORP NEW                  COM             166764100   5888     79600   SH          Sole      None       79600      0   0
CISCO SYS INC                     COM             17275R102   4220    258900   SH          Sole      None      258900      0   0
CLIFFS NATURAL RESOURCES INC      COM             18683K101    492     19200   SH          Sole      None       19200      0   0
CME GROUP INC                     COM             12572Q105   1852      8900   SH          Sole      None        8900      0   0
COACH INC                         COM             189754104    332     16000   SH          Sole      None       16000      0   0
COCA COLA CO                      COM             191216100   4782    105630   SH          Sole      None      105630      0   0
COLGATE PALMOLIVE CO              COM             194162103   3514     51270   SH          Sole      None       51270      0   0
COMCAST CORP NEW                  CL A            20030N101   1858    110100   SH          Sole      None      110100      0   0
CONOCOPHILLIPS                    COM             20825C104   2621     50600   SH          Sole      None       50600      0   0
CORNING INC                       COM             219350105   1274    133700   SH          Sole      None      133700      0   0
CORRECTIONS CORP AMER NEW C       OM NEW          22025Y407    517     31600   SH          Sole      None       31600      0   0
COSTCO WHSL CORP NEW              COM             22160K105   3145     59900   SH          Sole      None       59900      0   0
COVIDIEN LTD                      COM             G2552X108   1558     43000   SH          Sole      None       43000      0   0
CVS CAREMARK CORPORATION          COM             126650100   1448     50400   SH          Sole      None       50400      0   0
DENTSPLY INTL INC NEW             COM             249030107    655     23200   SH          Sole      None       23200      0   0
DICKS SPORTING GOODS INC          COM             253393102    339     24000   SH          Sole      None       24000      0   0
DISCOVERY COMMUNICATNS NEW        COM SER A       25470F104    496     35000   SH          Sole      None       35000      0   0
DISH NETWORK CORP                 CL A            25470M109    180     16200   SH          Sole      None       16200      0   0
E M C CORP MASS                   COM             268648102   2147    205100   SH          Sole      None      205100      0   0
ELECTRONIC ARTS INC               COM             285512109    387     24100   SH          Sole      None       24100      0   0
EMERSON ELEC CO                   COM             291011104   1933     52800   SH          Sole      None       52800      0   0
EOG RES INC                       COM             26875P101   1631     24500   SH          Sole      None       24500      0   0
EXXON MOBIL CORP                  COM             30231G102  16637    208400   SH          Sole      None      208400      0   0
FIDELITY NATIONAL FINANCIAL       CL A            31620R105   3080    173500   SH          Sole      None      173500      0   0
FIDELITY NATL INFORMATION SV      COM             31620M106   2115    130000   SH          Sole      None      130000      0   0
FIRST AMERN CORP CALIF            COM             318522307   -878    -30400   SH          Sole      None      -30400      0   0
FIRST HORIZON NATL CORP           COM             320517105   1057    100000   SH          Sole      None      100000      0   0
GENERAL ELECTRIC CO               COM             369604103   4538    280100   SH          Sole      None      280100      0   0
GENERAL MLS INC                   COM             370334104   1015     16710   SH          Sole      None       16710      0   0
GEO GROUP INC                     COM             36159R103    638     35400   SH          Sole      None       35400      0   0
GOLDMAN SACHS GROUP INC           COM             38141G104   2523     29900   SH          Sole      None       29900      0   0
GOOGLE INC                        CL A            38259P508   5882     19120   SH          Sole      None       19120      0   0
HALLIBURTON CO                    COM             406216101   1389     76400   SH          Sole      None       76400      0   0
HEINZ H J CO                      COM             423074103    593     15780   SH          Sole      None       15780      0   0
HELLENIC TELECOM ORGANIZATN       SPONSORED ADR   423325307    176     21177   SH          Sole      None       21177      0   0
HEWLETT PACKARD CO                COM             428236103   3433     94600   SH          Sole      None       94600      0   0
HOSPIRA INC                       COM             441060100    456     17000   SH          Sole      None       17000      0   0
ILLINOIS TOOL WKS INC             COM             452308109   1002     28600   SH          Sole      None       28600      0   0
IMS HEALTH INC                    COM             449934108    343     22600   SH          Sole      None       22600      0   0
INTEL CORP                        COM             458140100   2132    145400   SH          Sole      None      145400      0   0
INTEL CORP                        SDCV 2.950%12/1 458140AD2   5205   6000000   PRN         Sole      None     6000000      0   0
INTERACTIVE BROKERS GROUP IN      COM             45841N107   3131    175000   SH          Sole      None      175000      0   0
ISHARES TR                        MSCI EAFE IDX   464287465  12183    271574   SH          Sole      None      271574      0   0
JOHNSON & JOHNSON                 COM             478160104   6252    104500   SH          Sole      None      104500      0   0
JOY GLOBAL INC                    COM             481165108    570     24900   SH          Sole      None       24900      0   0
KELLOGG CO                        COM             487836108   1696     38680   SH          Sole      None       38680      0   0
KLA-TENCOR CORP                   COM             482480100    763     35000   SH          Sole      None       35000      0   0
KOHLS CORP                        COM             500255104    188      5200   SH          Sole      None        5200      0   0
KRAFT FOODS INC                   CL A            50075N104   2778    103460   SH          Sole      None      103460      0   0
LABORATORY CORP AMER HLDGS C      OM NEW          50540R409   1855     28800   SH          Sole      None       28800      0   0
LAUDER ESTEE COS INC              CL A            518439104    674     21770   SH          Sole      None       21770      0   0
LILLY ELI & CO                    COM             532457108   1470     36500   SH          Sole      None       36500      0   0
LORILLARD INC                     COM             544147101    497      8820   SH          Sole      None        8820      0   0
LOWES COS INC                     COM             548661107   1181     54900   SH          Sole      None       54900      0   0
MARSHALL & ILSLEY CORP NEW        COM             571837103   1256     92100   SH          Sole      None       92100      0   0
MCDONALDS CORP                    COM             580135101   1387     22300   SH          Sole      None       22300      0   0
MCKESSON CORP                     COM             58155Q103   1662     42900   SH          Sole      None       42900      0   0
METAVANTE TECHNOLOGIES INC        COM             591407101   1692    105000   SH          Sole      None      105000      0   0
METLIFE INC                       COM             59156R108   1743     50000   SH          Sole      None       50000      0   0
MICROSOFT CORP                    COM             594918104   7805    401500   SH          Sole      None      401500      0   0
MOLEX INC                         COM             608554101   1152     79500   SH          Sole      None       79500      0   0
MONSANTO CO NEW                   COM             61166W101    711     10100   SH          Sole      None       10100      0   0
NATIONAL BK GREECE S A            SPONSORED ADR   633643408    214     56181   SH          Sole      None       56181      0   0
NEW YORK CMNTY BANCORP INC        COM             649445103   1579    132000   SH          Sole      None      132000      0   0
NEXTEL COMMUNICATIONS INC         NOTE 5.250% 1/1 65332VAY9   8867  10000000   PRN         Sole      None    10000000      0   0
NVIDIA CORP                       COM             67066G104   1036    128400   SH          Sole      None      128400      0   0
O REILLY AUTOMOTIVE INC           COM             686091109   1245     40500   SH          Sole      None       40500      0   0
ORACLE CORP                       COM             68389X105   1097     61900   SH          Sole      None       61900      0   0
PACKAGING CORP AMER               COM             695156109    658     48900   SH          Sole      None       48900      0   0
PATTERSON UTI ENERGY INC          COM             703481101    886     77000   SH          Sole      None       77000      0   0
PEABODY ENERGY CORP               COM             704549104    475     20900   SH          Sole      None       20900      0   0
PEPSICO INC                       COM             713448108   4576     83550   SH          Sole      None       83550      0   0
PFIZER INC                        COM             717081103   3404    192200   SH          Sole      None      192200      0   0
PHILIP MORRIS INTL INC            COM             718172109   5332    122540   SH          Sole      None      122540      0   0
PNC FINL SVCS GROUP INC           COM             693475105   3185     65000   SH          Sole      None       65000      0   0
POLO RALPH LAUREN CORP            CL A            731572103    327      7200   SH          Sole      None        7200      0   0
PROCTER & GAMBLE CO               COM             742718109   9253    149670   SH          Sole      None      149670      0   0
PRUDENTIAL FINL INC               COM             744320102   1114     36800   SH          Sole      None       36800      0   0
RAYTHEON CO C                     OM NEW          755111507   1735     34000   SH          Sole      None       34000      0   0
SELECT SECTOR SPDR TR             SBI INT-FINL    81369Y605   1973    157600   SH          Sole      None      157600      0   0
SELECT SECTOR SPDR TR             SBI INT-UTILS   81369Y886  10776    371200   SH          Sole      None      371200      0   0
SELECT SECTOR SPDR TR             SBI MATERIALS   81369Y100   5555    244300   SH          Sole      None      244300      0   0
SPDR GOLD TRUST GOLD              SHS             78463V107   1791     20700   SH          Sole      None       20700      0   0
SPDR SERIES TRUST                 S&P BIOTECH     78464A870   9212    171800   SH          Sole      None      171800      0   0
SPDR TR                           UNIT SER 1      78462F103  35031    388200   SH          Sole      None      388200      0   0
SPIRIT AEROSYSTEMS HLDGS INC COM  CL A            848574109   1177    115700   SH          Sole      None      115700      0   0
ST JUDE MED INC                   COM             790849103   1266     38400   SH          Sole      None       38400      0   0
STAPLES INC                       COM             855030102    358     20000   SH          Sole      None       20000      0   0
STATE STR CORP                    COM             857477103    983     25000   SH          Sole      None       25000      0   0
STRYKER CORP                      COM             863667101   1089     27250   SH          Sole      None       27250      0   0
SYSCO CORP                        COM             871829107    698     30430   SH          Sole      None       30430      0   0
TARGET CORP                       COM             87612E106    280      8100   SH          Sole      None        8100      0   0
TELEPHONE & DATA SYS INC          COM             879433100   3705    116700   SH          Sole      None      116700      0   0
TEVA PHARMACEUTICAL INDS LTD      ADR             881624209   2329     54700   SH          Sole      None       54700      0   0
TIME WARNER INC                   COM             887317105    814     80900   SH          Sole      None       80900      0   0
UNION PAC CORP                    COM             907818108   2051     42900   SH          Sole      None       42900      0   0
UNITEDHEALTH GROUP INC            COM             91324P102   1075     40400   SH          Sole      None       40400      0   0
VALERO ENERGY CORP NEW            COM             91913Y100    467     21600   SH          Sole      None       21600      0   0
VERIZON COMMUNICATIONS INC        COM             92343V104   3827    112900   SH          Sole      None      112900      0   0
VIACOM INC NEW                    CL B            92553P201   1917    100600   SH          Sole      None      100600      0   0
WAL MART STORES INC               COM             931142103   4939     88100   SH          Sole      None       88100      0   0
WATERS CORP                       COM             941848103   1312     35800   SH          Sole      None       35800      0   0
WEATHERFORD INTERNATIONAL LT      COM             G95089101   2945    272200   SH          Sole      None      272200      0   0
WELLPOINT INC                     COM             94973V107    674     16000   SH          Sole      None       16000      0   0
WYETH                             COM             983024100   3661     97600   SH          Sole      None       97600      0   0
YUM BRANDS INC                    COM             988498101    271      8600   SH          Sole      None        8600      0   0
ZIMMER HLDGS INC                  COM             98956P102   1136     28100   SH          Sole      None       28100      0   0